Income taxes (Tables)	12 Months Ended
Mar. 31, 2019
Text block [abstract]
Summary of Income Tax Expense

The components of income tax expenses for the years ended March 31, 2017, 2018 and 2019 were as follows:

	(Millions of yen)

	For the year ended March 31
	2017	2018	2019
Current income tax expenses	15,865	14,096	11,445
Deferred income tax (benefit) expenses	(5,947)	6,121	(4,094)

Income tax expenses	9,918	20,217	7,351

Summary of Reconciliation of the effective tax rate

A reconciliation between the statutory income tax rate in Japan and the effective income tax rate in the consolidated statements of profit or loss for the years ended March 31, 2017, 2018 and 2019 is as follows:

	For the year ended March 31
	2017	2018	2019
Statutory income tax rate	31.5%	31.5%	31.2%
Effects of income and expense not taxable and deductible for tax purpose	3.0	0.8	1.3
Changes in unrecognized deferred tax assets	(0.6)	0.1	(10.1)
Tax rate difference of overseas subsidiaries	(3.9)	(2.6)	(6.4)
Undistributed profits of consolidated subsidiaries	(2.4)	1.8	1.4
Tax credits	(0.9)	(1.5)	(0.8)
Others	(2.8)	0.7	2.0

Effective income tax rate	23.9%	30.8%	18.6%

Summary of Deferred Tax

The movements by significant component of deferred tax assets and deferred tax liabilities for the years ended March 31, 2017, 2018 and 2019 were summarized as follows:

For the year ended March 31, 2017

	(Millions of yen)
	As of April 1, 2016	Recognized in profit or loss	Recognized in other comprehensive income	Others	As of March 31, 2017
Deferred tax assets:
Property, plant and equipment	7,134	1,567	—	(2)	8,699
Inventories	2,825	370	—	—	3,195
Accrued employee bonuses	2,283	233	—	—	2,516
Defined benefit liabilities	6,112	22	(710)	(26)	5,398
Other employee benefits	1,905	85	—	—	1,990
Loss allowances	874	72	—	—	946
Accrued expenses	572	121	—	—	693
Provision for product warranty	818	37	—	—	855
Accrued enterprise taxes	279	25	—	—	304
Tax credits	595	22			617
Tax loss carryforwards	9,693	(1,169)	—	—	8,524
Others	5,457	(389)	—	(85)	4,983

Total	38,547	996	(710)	(113)	38,720

Deferred tax liabilities:
Undistributed earnings of subsidiaries	4,358	(1,214)	—	—	3,144
Financial assets measured at fair value	13,089	(2,771)	380	—	10,698
Others	3,327	(966)	—	20	2,381

Total	20,774	(4,951)	380	20	16,223

For the year ended March 31, 2018

	(Millions of yen)
	As of April 1, 2017	Recognized in profit or loss	Recognized in other comprehensive income	Others	As of March 31, 2018
Deferred tax assets:
Property, plant and equipment	8,699	(502)	—	121	8,318
Inventories	3,195	(112)	—	89	3,172
Accrued employee bonuses	2,516	122	—	—	2,638
Defined benefit liabilities	5,398	(59)	(1,048)	26	4,317
Other employee benefits	1,990	43	—	—	2,033
Loss allowances	946	(45)	—	—	901
Accrued expenses	693	(120)	—	9	582
Provision for product warranty	855	(128)	—	—	727
Accrued enterprise taxes	304	112	—	—	416
Tax credits	617	79			696
Tax loss carryforwards	8,524	(3,968)	—	—	4,556
Others	4,983	(1,735)	—	181	3,429

Total	38,720	(6,313)	(1,048)	426	31,785

Deferred tax liabilities:
Undistributed earnings of subsidiaries	3,144	846	—	—	3,990
Financial assets measured at fair value	10,698	—	(944)	—	9,754
Others	2,381	(1,038)	—	(50)	1,293

Total	16,223	(192)	(944)	(50)	15,037

For the year ended March 31, 2019

	(Millions of yen)
	As of April 1, 2018	Recognized in profit or loss	Recognized in other comprehensive income	Others	As of March 31, 2019
Deferred tax assets:
Property, plant and equipment	8,318	1,135	—	—	9,453
Inventories	3,172	843	—	—	4,015
Accrued employee bonuses	2,638	207	—	—	2,845
Defined benefit liabilities	4,317	703	845	—	5,865
Other employee benefits	2,033	616	—	—	2,649
Loss allowances	901	(590)	—	—	311
Accrued expenses	582	322	—	—	904
Provision for product warranty	727	439	—	—	1,166
Accrued enterprise taxes	416	(199)	—	—	217
Tax credits	696	277	—	—	973
Tax loss carryforwards	4,556	386	—	—	4,942
Others	3,429	1,134	—	191	4,754

Total	31,785	5,273	845	191	38,094

Deferred tax liabilities:
Undistributed earnings of subsidiaries	3,990	(89)	—	—	3,901
Financial assets measured at fair value	9,754	—	508	—	10,262
Others	1,293	1,268	—	—	2,561

Total	15,037	1,179	508	—	16,724

Summary of Deferred Tax Assets and Deferred Tax Liabilities

Deferred tax assets and deferred tax liabilities recognized in the consolidated statements of financial position were as follows:

	(Millions of yen)

	As of March 31,
	2018	2019
Deferred tax assets	25,876	26,100
Deferred tax liabilities	(9,128)	(4,730)

	16,748	21,370

Summary of Deferred Tax Assets Which Are Not Recognized

The amounts of deductible temporary differences and unused tax loss carryforward for which no deferred tax assets were recognized as of March 31, 2018 and 2019 were as follows:

	(Millions of yen)

	As of March 31
	2018	2019
Deductible temporary differences	35,816	20,557
Unused tax loss carryforwards	10,485	10,323
Unused tax credits	1,716	1,458

Summary of Expiry of Deferred Tax Assets Are Not Recognized

The expiry dates of tax loss carryforwards for which deferred tax assets are not recognized as of March 31, 2018 and 2019 were as follows:

	(Millions of yen)

	As of March 31,
	2018	2019
Within 1 year	10	40
Between 1 and 5 years	156	409
Over 5 years	10,319	9,874

Total	10,485	10,323

The expiry dates of tax credits for which deferred tax assets are not recognized as of March 31, 2018 and 2019 were as follows:

	(Millions of yen)

	As of March 31,
	2018	2019
Within 1 year	14	12
Between 1 and 5 years	151	720
Over 5 years	1,551	726

Total	1,716	1,458